Huntington Asset Services, Inc.
2960 N. Meridian St. Ste. 300
Indianapolis, IN 46208

                June 1, 2012

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

The Huntington Funds (the “Trust”)

Registration Statement on Form N-1A

File No. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, please accept for filing the Trust’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A, with respect to its new series, the Huntington Income Generation Fund.

Any questions or comments with respect to this filing may be directed to the undersigned at (513) 366-3071. Kindly return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Jay S. Fitton
Jay S. Fitton

Enclosures

cc:	David R. Carson
R. Jeffrey Young
John C. Swhear

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.